Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Net Loss Per Share [Abstract]
Net Loss Per Share

19 .	NET LOSS PER SHARE
For the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of ordinary shares used in the calculation reflects the outstanding ordinary shares of the Company as if the reorganization occurred at the beginning of the first period presented.
The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	(833,411)	(518,533)	(32,206)

Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	144,157,947	170,903,317	174,156,247

Net loss per share basic and diluted	(5.78)	(3.03)	(0.18)

For the years ended December 31, 2018, 2019 and 2020, an incremental weighted average number of 18,420,993, 21,646,232 and 19,900,589 ordinary shares from the assumed exercise of share options were not considered in the computation of diluted net loss per share because they would be anti-dilutive given the Company’s loss making position.